Risk management - Financial assets and liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Cash and cash equivalents		$ 7,075,758		$ 6,311,744	$ 7,945,885	$ 8,410,467
Other financial assets		4,979,292		8,147,815
Trade receivables		27,449		23,480
Trade payables		$ (8,115,015)		$ (6,878,510)
US Dollar [Member]
Disclosure of detailed information about financial risk management [Line Items]
Cash and cash equivalents	$ 114		$ 514
Other financial assets	1,468		2,138
Trade receivables	81
Trade payables			(202)
Loans and borrowings	(9,429)		(9,689)
Other assets and liabilities, net	64		63
Net liability position	$ (7,702)		$ (7,176)